Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Wallbox N.V.
Entity Central Index Key	0001866501
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Annual Report	true
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Entity File Number	001-40865
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Carrer del Foc, 68
Entity Address, City or Town	Barcelona
Entity Address, Postal Zip Code	08038
Entity Address, Country	ES
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	BDO Bedrijfsrevisoren BV
Auditor Firm ID	1432
Auditor Location	Zaventem, Belgium
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Carrer del Foc, 68
Entity Address, City or Town	Barcelona
Entity Address, Postal Zip Code	08038
Entity Address, Country	ES
Contact Personnel Name	Juan Sagales
Country Region	+1
City Area Code	404
Local Phone Number	574-1504
Contact Personnel Email Address	investors@wallbox.com
Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	138,158,783
Title of 12(b) Security	Class A ordinary shares, nominal value €0.12 per share
Trading Symbol	WBX
Security Exchange Name	NYSE
Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	23,250,793
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Shares
Trading Symbol	WBXWS
Security Exchange Name	NYSE